Assets held for sale and liabilities of disposal groups held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale and liabilities of disposal groups held for sale

	2022	2021
	$m	$m
Held for sale at 31 December
Disposal groups	118,055	2,921
Unallocated impairment losses[1]	(2,385)	—
Non-current assets held for sale	249	490
Assets held for sale	115,919	3,411
Liabilities of disposal groups held for sale	114,597	9,005
1 This represents impairment losses in excess of the carrying value of the non-current assets, excluded from the measurement scope of IFRS 5.
At 31 December 2022, the major classes of assets and associated liabilities of disposal groups held for sale, including allocated impairment losses, were as follows:

	Canada	Retail banking operations in France	Other	Total
	$m	$m	$m	$m
Assets of disposal groups held for sale
Cash and balances at central banks	4,664	71	1,811	6,546
Trading assets	3,168	—	8	3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	13	47	1	61
Derivatives	866	—	—	866
Loans and advances to banks	99	—	154	253
Loans and advances to customers	55,197	25,029	350	80,576
Reverse repurchase agreements – non-trading	4,396	—	250	4,646
Financial investments[1]	17,243	—	106	17,349
Goodwill	225	—	—	225
Prepayments, accrued income and other assets	4,256	75	26	4,357
Total assets at 31 December 2022	90,127	25,222	2,706	118,055

Liabilities of disposal groups held for sale
Trading liabilities	2,751	—	3	2,754
Deposits by banks	62	—	2	64
Customer accounts	60,606	22,348	2,320	85,274
Repurchase agreements – non-trading	3,266	—	—	3,266
Financial liabilities designated at fair value	—	3,523	—	3,523
Derivatives	806	7	—	813
Debt securities in issue	11,602	1,326	—	12,928
Subordinated liabilities	8	—	—	8
Accruals, deferred income and other liabilities	5,727	159	81	5,967
Total liabilities at 31 December 2022	84,828	27,363	2,406	114,597

Expected date of completion	Second half of 2023	Second half of 2023
Operating segment	All global businesses	WPB
1 Includes financial investments measured at fair value through other comprehensive income of $11,184m and debt instruments measured at amortised cost of $6,165m

Retail banking operations in France
$m
Net assets/(liabilities) classified as held for sale[1]	(2,063)
Expected cash contribution [2]	4,094
Disposal group post-cash contribution [3]	2,031
1 Excludes impairment loss allocated against the non-current assets that are in scope of IFRS 5 measurement of $78m.
2 The contributions are reported within ‘Cash and balances at central banks’ on the Group’s consolidated balance sheet.
3 ‘Disposal group post-cash contribution’ includes the net asset value of the transferring business of €1.6bn ($1.8bn) and $0.2bn of additional items to which a nil value is ascribed per the framework agreement.